CAPITAL MANAGEMENT - Capital structure (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
CAPITAL MANAGEMENT
Short-term debts amount	Rp 6,682	Rp 9,934
Long-term debts amount	61,897	54,788
Total debts amount	68,579	64,722
Equity attributable to owners of the parent company amount	121,631	102,374
Total amount	Rp 190,210	Rp 167,096
Short-term debts portion (as a percent)	3.51%	5.95%
Long-term debts portion (as a percent)	32.54%	32.79%
Total debts portion (as a percent)	36.05%	38.74%
Equity attributable to owners of the parent company portion (as a percent)	63.95%	61.26%
Total portion (as a percent)	100.00%	100.00%